THE PIEDMONT INVESTMENT TRUST

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                         THE PIEDMONT SELECT VALUE FUND

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      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                               Dated May 23, 2006


     This Supplement to the Prospectus and Statement of Additional Information ("SAI"), each dated April 26, 2005, for The Piedmont Select Value Fund ("Fund"), a series of The Piedmont Investment Trust ("Trust"), updates the Prospectus and SAI (as previously supplemented on May 3, 2005, May 20, 2005, September 22, 2005, and April 13, 2006) to include additional information as described below. For further information, please contact the Fund toll-free at 800-773-3863. You may also obtain additional copies of the Fund's Prospectus and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

o    Change in the Fund's Investment Advisor


     This Supplement to the Prospectus and SAI notifies shareholders, potential investors and other interested parties that Sheets, Smith & Associates, Inc. ("Sheets"), a North Carolina corporation and investment advisor registered with the U.S. Securities and Exchange Commission, assumed the investment advisory obligations of Clark Capital Management, LLC ("Clark") to the Fund on May 9, 2006. As a result, the Fund is operating under an Interim Investment Advisory Agreement dated May 9, 2006 between the Trust and Sheets. The Interim Investment Advisory Agreement was approved by the Board of Trustees ("Board") of the Trust at a Special Meeting of the Board held on May 9, 2006 ("Special Meeting"). Under the federal securities laws, the Interim Investment Advisory Agreement has a term of up to 150 days. Accordingly, there will need to be a special meeting of shareholders to consider and vote upon a proposed Investment Advisory Agreement between the Trust and Sheets ("New Advisory Agreement"). The New Advisory Agreement was approved, subject to shareholder approval, by the Board at the Special Meeting.

     Investors should note that the primary portfolio manager of the Fund will not change as a result of shareholders approving the New Advisory Agreement. David M. Clark, III, the portfolio manager responsible for managing the Fund prior to Sheets' acquisition of Clark's duties with respect to the Fund, will continue to manage the Fund under the Interim Investment Advisory Agreement and the New Advisory Agreement as primary portfolio manager. David B. Gilbert, Executive Vice President of Sheets, will serve as an additional portfolio manager to the Fund. Investors should also be aware that the terms of the New Advisory Agreement are substantially similar to those contained in the previous investment advisory agreement between the Trust and Clark and the Interim Investment Advisory Agreement between the Trust and Sheets.

o    Change in Address of the Trust and the Investment Advisor


     As of May 9, 2006, the address for the Advisor and the Trust has changed as set out below. Therefore, all references to the address of the Advisor on the cover page and page 9 of the Prospectus and page 17 of the SAI, and to the Trust on pages 1 and 12 of the SAI, should be amended to reflect this change.

                               120 Club Oaks Court
                                    Suite 200
                             Winston-Salem, NC 27104

o    Change in "Fees and Expenses of the Fund" Section

     The "Fees and Expenses of the Fund" section on page 8 of the Prospectus is hereby amended in its entirety and replaced to read as follows:

          FEES AND EXPENSES OF THE FUND
          -----------------------------

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                Shareholder Fees
                    (fees paid directly from your investment)
                    -----------------------------------------

    Maximum Sales Charge (Load) Imposed On Purchases
            (as a percentage of offering price)................. None
    Redemption Fee.............................................. None

                         Annual Fund Operating Expenses*
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

    Management Fees.............................................0.90%
    Distribution and/or Service (12b-1) Fees....................0.00%
    Other Expenses..............................................8.38%
                                                                -----
          Total Annual Fund Operating Expense...................9.28%
          Fee Waivers and/or Expense Reimbursements............(7.93%)
                                                                -----
          Net Expenses..........................................1.35%
                                                                =====

* "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Fund for the fiscal year ended March 31, 2006. The Advisor has entered into an amended contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.35% of the Fund's average daily net assets for the fiscal year ending March 31, 2007. For the fiscal year ended March 31, 2006, this contractual agreement previously limited the "Total Annual Fund Operating Fund Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 2.00% of the Fund's average daily net assets. Therefore "actual net expenses" for the fiscal year ended March 31, 2006 were 2.25% of the Fund's average daily net assets. The table above has been restated to reflect the current fee arrangement. The contractual agreement may continue from year-to-year thereafter, provided such continuation is approved by the Trustees. See the "Management of the Fund - Expense Limitation Agreement" section below for more detailed information.

Example. This example shows you the expenses you may pay over time by investing in the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

--------------------- ------------ ------------- -------------- ---------------
   Period Invested       1 Year       3 Years       5 Years        10 Years
--------------------- ------------ ------------- -------------- ---------------
   Your Costs ^1,2        $137        $1,980        $3,668          $7,295
--------------------- ------------ ------------- -------------- ---------------

^1 In the table above, the one-year costs reflect the Fund's actual net expenses for the year ended March 31, 2006 under the Fund's Expense Limitation Agreement for the one-year period ending March 31, 2007. The Fund's total annual expenses for years 2 through 10 assume that the Trustees will not continue the Fund's Expense Limitation Agreement after March 31, 2007.

^2 In the table below, the Fund's total annual expenses for years 2 through 10 assume: (1) the Fund's total annual expenses for the fiscal year ended March 31, 2006 will continue in years 2 through 10; and (2) the Trustees will continue the Fund's Expense Limitation Agreement annually for the remainder of the 10-year period. While there is no guarantee that the Fund's Expense Limitation Agreement will be renewed from year-to-year after March 31, 2007, it is expected that the Expense Limitation Agreement will continue for that period. See the "Management of the Fund - Expense Limitation Agreement" section below for more detailed information.

        --------------------- --------- --------- ---------- -----------
          Period Invested      1 Year   3 Years    5 Years    10 Years
        --------------------- --------- --------- ---------- -----------
             Your Costs         $137      $428      $739       $1,624
        --------------------- --------- --------- ---------- -----------











          Investors Should Retain This Supplement for Future Reference
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